Vanguard® Explorer™ Fund
Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.3%)
Communication Services (3.2%)
*	Live Nation Entertainment Inc.	994,380	93,462
*	Ziff Davis Inc.	985,437	80,697
*	Cinemark Holdings Inc.	4,335,993	79,479
*	Bumble Inc. Class A	1,847,789	70,068
	New York Times Co. Class A	2,164,255	69,148
*	Take-Two Interactive Software Inc.	340,634	45,212
*	ZipRecruiter Inc. Class A	2,156,753	37,808
	Warner Music Group Corp. Class A	1,063,704	31,911
	Electronic Arts Inc.	236,116	30,986
*	Match Group Inc.	307,360	22,533
*	Yelp Inc. Class A	539,541	16,542
*	Cargurus Inc.	672,334	16,331
*	Iridium Communications Inc.	352,316	15,752
*	Playtika Holding Corp.	444,723	5,457
	Nexstar Media Group Inc. Class A	22,914	4,316
	Cable One Inc.	2,769	3,812
*	TechTarget Inc.	54,080	3,525
*,1	Starry Group Holdings Inc.	963,915	3,085
*	Clear Channel Outdoor Holdings Inc.	1,948,279	3,020
	Sinclair Broadcast Group Inc. Class A	76,254	1,665
	Cogent Communications Holdings Inc.	23,816	1,520
*	WideOpenWest Inc.	82,232	1,511
*	Vimeo Inc.	241,964	1,345
*	Integral Ad Science Holding Corp.	107,028	1,014
*	Globalstar Inc.	581,659	814
*	PubMatic Inc. Class A	35,045	581
*	IDT Corp. Class B	19,546	509
*	EverQuote Inc. Class A	47,437	496
			642,599
Consumer Discretionary (10.2%)
*	Burlington Stores Inc.	851,567	120,182
*	Skyline Champion Corp.	1,724,227	109,144
	Texas Roadhouse Inc. Class A	1,122,219	97,880
	Levi Strauss & Co. Class A	5,006,792	94,729
*	frontdoor Inc.	3,200,037	85,665
	Wingstop Inc.	643,714	81,224
	Steven Madden Ltd.	2,432,771	77,119
	Acushnet Holdings Corp.	1,427,601	69,567
	Carter's Inc.	845,293	68,874
*	Skechers USA Inc. Class A	1,787,869	67,868
*	Sally Beauty Holdings Inc.	4,979,371	63,636
*	Deckers Outdoor Corp.	195,326	61,178

		Shares	Market Value ($000)
*	Five Below Inc.	465,912	59,203
*	Leslie's Inc.	3,098,616	46,975
*	Dollar Tree Inc.	253,604	41,936
*	Callaway Golf Co.	1,626,472	37,328
*	Floor & Decor Holdings Inc. Class A	462,661	37,277
*	Etsy Inc.	352,305	36,541
	Papa John's International Inc.	366,107	35,106
*	Grand Canyon Education Inc.	360,222	34,607
	Domino's Pizza Inc.	86,484	33,911
*,1	Farfetch Ltd. Class A	4,124,400	32,748
*	Ulta Beauty Inc.	83,722	32,560
	Churchill Downs Inc.	143,910	30,192
*,1	Petco Health & Wellness Co. Inc. Class A	2,082,802	28,993
	Pool Corp.	77,668	27,782
	Hanesbrands Inc.	2,426,951	27,133
*	National Vision Holdings Inc.	855,968	24,943
*	Revolve Group Inc.	880,615	24,939
*	Fox Factory Holding Corp.	235,826	22,323
*	Bright Horizons Family Solutions Inc.	202,093	18,930
	Boyd Gaming Corp.	319,271	17,723
	Williams-Sonoma Inc.	117,330	16,945
*	Canada Goose Holdings Inc.	779,580	15,264
*	2U Inc.	1,540,273	15,079
*	Chegg Inc.	706,042	15,039
*	Under Armour Inc. Class C	1,736,368	14,342
	Polaris Inc.	121,866	14,292
	Tractor Supply Co.	72,911	13,961
*,1	Sportradar Holding AG Class A	1,373,858	13,203
	Tapestry Inc.	368,937	12,407
	Toll Brothers Inc.	247,074	12,151
*	Tri Pointe Homes Inc.	562,345	10,415
*	Dave & Buster's Entertainment Inc.	261,536	9,771
	Buckle Inc.	319,455	9,648
*	Cavco Industries Inc.	37,066	9,555
*	Six Flags Entertainment Corp.	410,692	9,310
	Signet Jewelers Ltd.	141,385	8,619
*	SeaWorld Entertainment Inc.	169,834	8,106
*	Everi Holdings Inc.	387,131	7,437
	PulteGroup Inc.	169,565	7,396
	Shutterstock Inc.	124,995	7,062
*	Stride Inc.	156,285	6,983
	Patrick Industries Inc.	114,991	6,982
*,1	Arrival SA	4,385,123	6,885
	Caleres Inc.	250,694	6,222
	Travel + Leisure Co.	138,120	5,954
*	Boot Barn Holdings Inc.	92,452	5,760
	Oxford Industries Inc.	55,871	5,330
*	American Axle & Manufacturing Holdings Inc.	570,001	5,079
*	Perdoceo Education Corp.	354,118	4,851
	Murphy USA Inc.	16,660	4,737
*	Brinker International Inc.	167,585	4,650
*	Master Craft Boat Holdings Inc.	194,458	4,607
*	MarineMax Inc.	106,970	4,369
*	Dorman Products Inc.	42,877	4,334
*	WW International Inc.	633,985	4,210
*	Visteon Corp.	32,991	4,209
	Winnebago Industries Inc.	67,878	4,098
*	Asbury Automotive Group Inc.	23,437	4,023

		Shares	Market Value ($000)
	Brunswick Corp.	47,007	3,766
*	Golden Entertainment Inc.	83,224	3,651
*	Taylor Morrison Home Corp. Class A	119,320	3,424
*	Crocs Inc.	47,473	3,401
*	Scientific Games Corp. Class A	65,581	3,341
*	CarParts.com Inc.	415,067	3,312
	Wendy's Co.	153,173	3,221
	Ruth's Hospitality Group Inc.	172,021	3,019
*	RH	10,763	3,008
	Carriage Services Inc. Class A	80,893	2,935
*	Funko Inc. Class A	99,480	2,607
	Shoe Carnival Inc.	119,114	2,598
	Academy Sports & Outdoors Inc.	54,150	2,330
	Standard Motor Products Inc.	49,905	2,283
	Dine Brands Global Inc.	31,555	2,250
	H&R Block Inc.	50,507	2,018
	Hibbett Inc.	40,557	1,903
	Columbia Sportswear Co.	24,679	1,826
*	XPEL Inc.	28,999	1,777
*	Green Brick Partners Inc.	59,691	1,600
*,1	Workhorse Group Inc.	481,001	1,573
*	Malibu Boats Inc. Class A	23,797	1,486
*	Monarch Casino & Resort Inc.	20,376	1,307
	Red Rock Resorts Inc. Class A	29,345	1,154
*	Chico's FAS Inc.	227,000	1,140
*	Stitch Fix Inc. Class A	181,378	1,083
	LCI Industries	7,977	1,078
*	Vivint Smart Home Inc.	218,632	1,045
*	Mattel Inc.	42,175	978
*	Neogames SA	59,624	912
	Vail Resorts Inc.	3,554	843
*	Quotient Technology Inc.	290,641	805
*	Children's Place Inc.	17,404	754
*	Citi Trends Inc.	25,466	626
*,1	Torrid Holdings Inc.	151,156	614
*	Denny's Corp.	56,291	547
	Aaron's Co. Inc.	37,036	482
*	Red Robin Gourmet Burgers Inc.	39,006	341
			2,042,539
Consumer Staples (3.5%)
*	Performance Food Group Co.	3,548,060	176,374
*	BJ's Wholesale Club Holdings Inc.	1,654,886	112,036
	Nu Skin Enterprises Inc. Class A	1,894,154	82,415
*	Nomad Foods Ltd.	3,727,720	68,739
	Casey's General Stores Inc.	266,643	54,035
[1]	MGP Ingredients Inc.	431,945	45,432
*	Celsius Holdings Inc.	348,094	30,966
*	BellRing Brands Inc.	827,775	19,983
	Coca-Cola Consolidated Inc.	34,925	17,917
*	Darling Ingredients Inc.	257,092	17,811
*	Pilgrim's Pride Corp.	429,437	13,471
*	Herbalife Nutrition Ltd.	360,148	8,791
	Medifast Inc.	50,241	8,450
	Vector Group Ltd.	470,444	5,241
*	United Natural Foods Inc.	120,926	5,141
	John B Sanfilippo & Son Inc.	56,584	4,238
*	elf Beauty Inc.	113,505	3,806
	Lamb Weston Holdings Inc.	46,348	3,692

		Shares	Market Value ($000)
*	USANA Health Sciences Inc.	49,907	3,475
*	Olaplex Holdings Inc.	179,724	3,091
	Cal-Maine Foods Inc.	47,700	2,438
	Turning Point Brands Inc.	75,086	1,802
*	Central Garden & Pet Co. Class A	33,558	1,369
	Albertsons Cos. Inc. Class A	48,316	1,297
			692,010
Energy (3.4%)
	Oasis Petroleum Inc.	774,295	99,296
	PDC Energy Inc.	1,394,592	91,611
	Magnolia Oil & Gas Corp. Class A	3,735,507	90,138
	Viper Energy Partners LP	2,138,415	65,735
	ChampionX Corp.	1,872,698	39,121
*	Southwestern Energy Co.	5,533,231	39,065
	Coterra Energy Inc.	884,713	27,063
	EQT Corp.	557,700	24,556
	Cactus Inc. Class A	588,610	24,480
	Matador Resources Co.	403,920	23,338
	Texas Pacific Land Corp.	10,302	18,892
	Pioneer Natural Resources Co.	67,346	15,958
	Diamondback Energy Inc.	119,055	15,241
	SM Energy Co.	331,085	13,667
*	Talos Energy Inc.	527,691	10,000
*	Kosmos Energy Ltd.	1,451,245	9,201
	Delek US Holdings Inc.	204,314	5,447
*	Laredo Petroleum Inc.	61,065	5,415
*	Denbury Inc.	74,711	5,372
	Ovintiv Inc. (XNYS)	97,759	4,995
*	Valaris Ltd.	95,857	4,810
*	Liberty Energy Inc. Class A	323,550	4,594
*	Callon Petroleum Co.	91,266	4,202
*	PBF Energy Inc. Class A	115,182	3,841
	CVR Energy Inc.	98,722	3,311
*	W&T Offshore Inc.	640,983	3,186
*	Antero Resources Corp.	79,310	3,144
*	NexTier Oilfield Solutions Inc.	308,839	3,079
*	US Silica Holdings Inc.	208,045	2,877
	Patterson-UTI Energy Inc.	166,962	2,763
	Arch Resources Inc.	20,767	2,682
*	Nabors Industries Ltd. (XNYS)	17,214	2,453
*	TETRA Technologies Inc.	525,793	2,303
*	Amplify Energy Corp.	332,054	2,275
	Kinetik Holdings Inc. Class A	49,492	2,013
*	Gulfport Energy Corp.	21,775	2,004
	Solaris Oilfield Infrastructure Inc. Class A	82,776	918
*	Par Pacific Holdings Inc.	41,339	682
*	Range Resources Corp.	19,047	630
*	Weatherford International plc	20,422	472
			680,830
Financials (8.8%)
	LPL Financial Holdings Inc.	694,999	145,894
	Western Alliance Bancorp	1,557,615	118,971
	Assured Guaranty Ltd.	2,031,241	118,604
	Synovus Financial Corp.	2,874,331	116,065
	Prosperity Bancshares Inc.	1,279,916	94,829
	Webster Financial Corp.	2,013,220	93,514
	Voya Financial Inc.	1,526,741	91,849

		Shares	Market Value ($000)
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,313,291	83,487
	American Financial Group Inc.	563,137	75,280
	Valley National Bancorp	6,325,793	73,948
	Tradeweb Markets Inc. Class A	1,042,537	73,520
	StepStone Group Inc. Class A	2,474,294	65,915
	Assurant Inc.	335,685	59,007
	Houlihan Lokey Inc. Class A	666,420	56,352
	MGIC Investment Corp.	3,825,856	54,098
*	SVB Financial Group	101,184	40,833
	FirstCash Holdings Inc.	556,424	40,764
*	PRA Group Inc.	963,562	38,388
	MarketAxess Holdings Inc.	122,223	33,096
*	Silvergate Capital Corp. Class A	343,808	32,074
	FactSet Research Systems Inc.	70,747	30,399
*	Palomar Holdings Inc.	472,314	29,458
	WisdomTree Investments Inc.	5,107,013	26,556
*	Ryan Specialty Group Holdings Inc.	606,654	26,232
	Piper Sandler Cos.	183,011	23,096
	Kinsale Capital Group Inc.	81,196	19,748
	Everest Re Group Ltd.	66,570	17,398
	Virtus Investment Partners Inc.	60,974	12,580
	First Citizens BancShares Inc. Class A	11,550	8,740
*	Credit Acceptance Corp.	14,687	8,458
*	LendingClub Corp.	539,466	7,472
	Moelis & Co. Class A	146,199	6,810
	RLI Corp.	53,800	5,917
	Cowen Inc. Class A	151,522	5,314
*	Focus Financial Partners Inc. Class A	100,331	4,056
*	Donnelley Financial Solutions Inc.	102,942	3,499
	Brightsphere Investment Group Inc.	127,564	2,412
	Ares Management Corp. Class A	33,558	2,404
*	Green Dot Corp. Class A	83,657	2,351
	Pacific Premier Bancorp Inc.	56,551	1,902
	Hamilton Lane Inc. Class A	23,878	1,804
	Walker & Dunlop Inc.	15,825	1,783
	PJT Partners Inc. Class A	20,413	1,459
*	Blucora Inc.	60,995	1,220
	Brown & Brown Inc.	17,926	1,167
*	Bancorp Inc.	37,506	923
*	Open Lending Corp. Class A	87,853	910
*,1	Upstart Holdings Inc.	34,867	848
	Cohen & Steers Inc.	11,210	826
*	Atlanticus Holdings Corp.	12,544	485
			1,762,715
Health Care (19.9%)
*	ICON plc	850,113	205,090
*	Acadia Healthcare Co. Inc.	1,791,355	148,521
*	Molina Healthcare Inc.	398,555	130,614
*	Omnicell Inc.	1,090,440	120,079
*	Haemonetics Corp.	1,610,044	111,882
*	Veracyte Inc.	3,556,513	93,679
*	Charles River Laboratories International Inc.	368,347	92,286
	Bio-Techne Corp.	228,193	87,918
*	Catalent Inc.	775,178	87,673
*	Glaukos Corp.	1,609,992	86,698
*	Amedisys Inc.	719,496	86,232
	STERIS plc	375,423	84,714
*	Globus Medical Inc. Class A	1,410,607	82,788

		Shares	Market Value ($000)
*	Myriad Genetics Inc.	3,121,439	82,344
*	ABIOMED Inc.	279,051	81,765
*	ICU Medical Inc.	457,762	81,102
*	Ultragenyx Pharmaceutical Inc.	1,491,686	79,477
*	HealthEquity Inc.	1,188,927	69,160
*	Insulet Corp.	274,127	67,929
*	Repligen Corp.	307,073	65,517
*	Hologic Inc.	827,574	59,072
*	Avantor Inc.	2,003,483	58,141
*	QuidelOrtho Corp.	548,951	56,015
*	Horizon Therapeutics plc	669,904	55,582
*	Exelixis Inc.	2,471,158	51,697
*	Apellis Pharmaceuticals Inc.	832,888	46,875
*	Merit Medical Systems Inc.	799,813	45,973
*	Penumbra Inc.	321,791	44,851
	ResMed Inc.	171,664	41,289
*	REVOLUTION Medicines Inc.	1,809,574	40,878
*,1	Doximity Inc. Class A	934,950	39,567
*	Ascendis Pharma A/S ADR	449,286	38,427
*	Cytokinetics Inc.	906,797	38,385
*	Integra LifeSciences Holdings Corp.	690,369	37,998
	Stevanato Group SpA	2,098,532	35,906
*	Syneos Health Inc.	451,947	35,767
*	Maravai LifeSciences Holdings Inc. Class A	1,348,286	35,177
*	Mettler-Toledo International Inc.	25,875	34,924
*	Tandem Diabetes Care Inc.	495,001	32,774
*	DexCom Inc.	397,861	32,656
*	Halozyme Therapeutics Inc.	666,081	32,571
*	Turning Point Therapeutics Inc.	424,484	31,828
*	Pacira BioSciences Inc.	557,637	31,540
*	NuVasive Inc.	541,780	28,454
*	iRhythm Technologies Inc.	183,128	28,317
*	Sotera Health Co.	1,466,290	28,153
*	Blueprint Medicines Corp.	550,337	28,100
*	Certara Inc.	1,212,405	27,873
*	IDEXX Laboratories Inc.	68,300	27,264
*	SpringWorks Therapeutics Inc.	909,545	27,177
*	Kymera Therapeutics Inc.	1,229,527	27,086
*	Medpace Holdings Inc.	158,110	26,804
*	Henry Schein Inc.	327,519	25,818
*	Sarepta Therapeutics Inc.	277,565	25,800
*	Supernus Pharmaceuticals Inc.	810,645	25,738
	Bruker Corp.	367,278	25,177
*	MEDNAX Inc.	1,084,167	24,567
*	Neurocrine Biosciences Inc.	250,740	23,602
*	CareDx Inc.	979,594	23,305
*	Nevro Corp.	525,564	22,783
*	AMN Healthcare Services Inc.	194,215	21,838
	Cooper Cos. Inc.	64,608	21,127
*	Ligand Pharmaceuticals Inc.	222,433	20,470
	Azenta Inc.	291,735	19,914
	Chemed Corp.	40,811	19,634
*	Y-mAbs Therapeutics Inc.	1,242,624	19,372
	Teleflex Inc.	78,718	18,929
*	Arvinas Inc.	350,959	18,639
*	C4 Therapeutics Inc.	1,892,154	18,240
*,1	Definitive Healthcare Corp. Class A	699,500	18,173
*	Relay Therapeutics Inc.	902,788	17,171

		Shares	Market Value ($000)
*	Neogen Corp.	742,140	17,166
*	STAAR Surgical Co.	211,256	17,048
*	Inspire Medical Systems Inc.	81,567	17,047
*	Sage Therapeutics Inc.	478,803	16,476
*	Masimo Corp.	111,783	16,162
*	Mirati Therapeutics Inc.	238,314	15,347
*	Shockwave Medical Inc.	72,532	15,299
*	Axogen Inc.	1,577,807	14,705
*	Alkermes plc	540,175	13,828
*	Ionis Pharmaceuticals Inc.	361,752	13,587
*	Agios Pharmaceuticals Inc.	567,058	12,231
*	Illumina Inc.	54,883	11,892
*	Lantheus Holdings Inc.	142,531	10,935
*	Veeva Systems Inc. Class A	48,445	10,831
*	FibroGen Inc.	776,938	9,774
*	Legend Biotech Corp. ADR	199,385	9,419
*	Schrodinger Inc.	300,396	9,402
*,1	Novavax Inc.	155,005	8,449
*	Agenus Inc.	3,039,411	7,842
*	Deciphera Pharmaceuticals Inc.	606,751	7,700
*	Tenet Healthcare Corp.	115,643	7,646
	Ensign Group Inc.	80,101	6,383
*	Evolent Health Inc. Class A	177,194	6,023
*	Heron Therapeutics Inc.	2,053,015	5,707
*	Arrowhead Pharmaceuticals Inc.	128,416	5,462
*,1	Esperion Therapeutics Inc.	896,771	5,174
*	PTC Therapeutics Inc.	117,544	5,119
*	AtriCure Inc.	97,699	4,827
*	CorVel Corp.	28,354	4,675
*	ImmunoGen Inc.	943,679	4,473
	Select Medical Holdings Corp.	147,960	4,383
	Encompass Health Corp.	86,469	4,377
*	Option Care Health Inc.	129,218	4,342
	US Physical Therapy Inc.	31,914	4,142
*	Sangamo Therapeutics Inc.	910,182	3,905
*,1	Intercept Pharmaceuticals Inc.	304,538	3,886
*	Theravance Biopharma Inc.	438,100	3,851
*	Novocure Ltd.	56,067	3,812
*	Karyopharm Therapeutics Inc.	866,779	3,684
*	Seres Therapeutics Inc.	853,943	3,510
*	ACADIA Pharmaceuticals Inc.	229,816	3,376
*	Inogen Inc.	113,643	3,162
*	Voyager Therapeutics Inc.	457,063	3,062
*	Cross Country Healthcare Inc.	110,187	2,905
*	Health Catalyst Inc.	169,456	2,837
*,1	Clovis Oncology Inc.	1,439,253	2,404
*	Multiplan Corp.	464,364	2,350
*	Embecta Corp.	78,523	2,311
*	Puma Biotechnology Inc.	777,390	2,278
*	ViewRay Inc.	732,039	2,233
*	Privia Health Group Inc.	56,241	2,069
*	Protagonist Therapeutics Inc.	196,775	1,958
*	Akebia Therapeutics Inc.	4,698,164	1,837
*	Allscripts Healthcare Solutions Inc.	115,239	1,823
*	Natera Inc.	37,823	1,778
*	LivaNova plc	27,593	1,757
*	Figs Inc. Class A	159,434	1,685
*	TG Therapeutics Inc.	280,053	1,677

		Shares	Market Value ($000)
*	Affimed NV	585,546	1,657
*	Alector Inc.	160,119	1,636
*	Bridgebio Pharma Inc.	180,257	1,561
*	Aerie Pharmaceuticals Inc.	220,270	1,544
*	CytomX Therapeutics Inc.	1,067,482	1,526
*	Vir Biotechnology Inc.	54,674	1,520
*	Atara Biotherapeutics Inc.	500,154	1,515
*	Fortress Biotech Inc.	1,732,308	1,491
*	Enanta Pharmaceuticals Inc.	26,140	1,442
*	Joint Corp.	81,335	1,391
*	Codexis Inc.	186,328	1,278
*,1	Senseonics Holdings Inc.	932,365	1,203
*	Sesen Bio Inc.	1,476,709	1,159
*	MacroGenics Inc.	352,568	1,104
	West Pharmaceutical Services Inc.	3,141	1,079
*	Kiniksa Pharmaceuticals Ltd. Class A	97,334	965
*	Travere Thrapeutics Inc.	40,706	958
*	Co-Diagnostics Inc.	143,082	939
*	ModivCare Inc.	9,225	921
*,1	Lexicon Pharmaceuticals Inc.	382,691	911
*	Pennant Group Inc.	66,647	889
*	Amneal Pharmaceuticals Inc.	244,539	866
*	Selecta Biosciences Inc.	528,838	841
*	Addus HomeCare Corp.	8,612	799
*	REGENXBIO Inc.	24,655	773
*	NextCure Inc.	171,519	738
*	Reata Pharmaceuticals Inc. Class A	23,908	733
*	Organogenesis Holdings Inc. Class A	126,114	724
*	RadNet Inc.	32,572	670
*	Infinity Pharmaceuticals Inc.	1,053,408	670
*	Atea Pharmaceuticals Inc.	81,077	665
*	Atossa Therapeutics Inc.	698,520	657
*	Chimerix Inc.	272,703	597
*	MEI Pharma Inc.	1,232,433	596
*	Vanda Pharmaceuticals Inc.	54,899	592
*	Retractable Technologies Inc.	107,784	511
*	Precision BioSciences Inc.	342,301	503
*	Minerva Neurosciences Inc.	155,232	414
*	Molecular Templates Inc.	424,818	358
*	Personalis Inc.	96,118	355
*	Tabula Rasa HealthCare Inc.	76,583	341
*	Precigen Inc.	216,409	340
*	Athenex Inc.	602,458	305
*	Community Health Systems Inc.	87,235	260
*,1	Talis Biomedical Corp.	304,654	241
*	Syros Pharmaceuticals Inc.	236,590	186
*	Tactile Systems Technology Inc.	22,060	171
*	Cue Biopharma Inc.	46,345	126
*	Spero Therapeutics Inc.	54,307	40
			3,995,670
Industrials (20.1%)
*	Middleby Corp.	893,807	129,325
*	RBC Bearings Inc.	519,572	122,619
*	Clean Harbors Inc.	1,189,279	116,062
*	Chart Industries Inc.	591,865	115,467
*	Kirby Corp.	1,775,457	112,635
*	TriNet Group Inc.	1,352,644	111,593
*	Builders FirstSource Inc.	1,606,793	109,262

		Shares	Market Value ($000)
*	Fluor Corp.	4,246,929	107,914
	Zurn Water Solutions Corp.	3,641,774	105,429
	Science Applications International Corp.	1,057,228	102,414
*	AerCap Holdings NV	2,069,150	92,822
	Acuity Brands Inc.	502,730	91,698
	Spirit AeroSystems Holdings Inc. Class A	2,748,561	90,208
*,1	Sterling Check Corp.	4,583,250	90,061
*	Mercury Systems Inc.	1,457,791	86,024
	Flowserve Corp.	2,532,428	85,697
*	Trex Co. Inc.	1,316,631	84,949
	Ritchie Bros Auctioneers Inc.	1,154,820	83,228
	Sensata Technologies Holding plc	1,836,768	81,681
	Rush Enterprises Inc. Class A	1,591,502	76,695
*	Generac Holdings Inc.	270,473	72,568
	Fortune Brands Home & Security Inc.	1,025,769	71,476
[2]	Enerpac Tool Group Corp. Class A	3,249,965	65,974
	Herc Holdings Inc.	530,004	65,731
	Kennametal Inc.	2,425,229	65,117
	IDEX Corp.	308,180	64,333
	Regal Rexnord Corp.	471,386	63,307
	GATX Corp.	623,628	62,519
*	WillScot Mobile Mini Holdings Corp.	1,565,700	60,452
*	Masonite International Corp.	652,204	59,370
	Matson Inc.	639,952	58,664
	CH Robinson Worldwide Inc.	499,166	55,258
*	Gibraltar Industries Inc.	1,131,725	52,953
	Forward Air Corp.	500,501	52,518
*	API Group Corp.	2,579,955	45,691
	Tennant Co.	654,223	43,853
*	Axon Enterprise Inc.	366,409	40,375
*	XPO Logistics Inc.	671,745	40,130
	Verisk Analytics Inc. Class A	197,505	37,575
*	Alight Inc. Class A	4,917,650	37,079
	HEICO Corp. Class A	275,721	35,204
*	ACV Auctions Inc. Class A	4,479,687	33,105
*	SiteOne Landscape Supply Inc.	232,356	32,374
*	Shoals Technologies Group Inc. Class A	1,341,023	31,688
*	United Rentals Inc.	88,430	28,534
	UFP Industries Inc.	302,057	27,853
*	GXO Logistics Inc.	558,445	26,805
*	Saia Inc.	104,534	24,863
*	CoStar Group Inc.	329,309	23,905
	Robert Half International Inc.	300,294	23,765
	Vertiv Holdings Co. Class A	2,039,279	23,289
*	Atkore Inc.	226,148	22,450
	Rockwell Automation Inc.	87,469	22,329
	John Bean Technologies Corp.	198,399	22,282
	Allison Transmission Holdings Inc.	529,741	22,180
*	Ameresco Inc. Class A	387,477	22,171
*	GMS Inc.	373,764	19,836
*	AZEK Co. Inc. Class A	909,491	18,808
	Applied Industrial Technologies Inc.	186,642	18,774
*	Kratos Defense & Security Solutions Inc.	1,246,201	17,933
	JB Hunt Transport Services Inc.	97,176	17,809
	Toro Co.	205,970	17,711
	Tetra Tech Inc.	115,531	17,707
*	Cimpress plc	426,407	17,137
*	ASGN Inc.	159,114	16,510

		Shares	Market Value ($000)
	Boise Cascade Co.	232,314	16,427
	BWX Technologies Inc.	271,534	15,391
*	AeroVironment Inc.	177,096	15,344
	Carlisle Cos. Inc.	51,632	15,288
	GrafTech International Ltd.	1,966,660	15,143
	Lincoln Electric Holdings Inc.	105,385	14,906
	Terex Corp.	443,127	14,849
	AGCO Corp.	134,294	14,627
*	Kornit Digital Ltd.	519,660	14,140
	Woodward Inc.	126,128	13,206
	Watts Water Technologies Inc. Class A	93,508	12,916
	Simpson Manufacturing Co. Inc.	116,416	12,023
	EMCOR Group Inc.	99,549	11,585
	Heartland Express Inc.	705,913	11,210
	Mueller Industries Inc.	165,351	11,133
	Booz Allen Hamilton Holding Corp. Class A	109,403	10,501
*	Rocket Lab USA Inc.	2,211,061	10,326
	Kforce Inc.	139,853	9,209
	Howmet Aerospace Inc.	213,032	7,910
	Nordson Corp.	31,874	7,363
	Exponent Inc.	71,892	7,224
	Korn Ferry	98,968	6,483
	Donaldson Co. Inc.	109,048	5,933
*	Veritiv Corp.	45,973	5,702
*	Titan International Inc.	320,725	5,375
	Allegion plc	46,987	4,967
*	Huron Consulting Group Inc.	71,911	4,825
*	TrueBlue Inc.	216,816	4,692
*	MYR Group Inc.	47,903	4,562
	Franklin Electric Co. Inc.	48,830	4,435
	H&E Equipment Services Inc.	100,605	3,597
*	BlueLinx Holdings Inc.	41,424	3,314
*	First Advantage Corp.	201,067	2,821
*	Dycom Industries Inc.	25,837	2,665
	Textainer Group Holdings Ltd.	76,677	2,605
	Pitney Bowes Inc.	718,970	2,351
*	Hudson Technologies Inc.	230,530	2,054
	Hillenbrand Inc.	37,987	1,755
*	Yellow Corp.	341,727	1,647
*	MRC Global Inc.	135,066	1,570
	AECOM	21,754	1,566
	Landstar System Inc.	9,759	1,528
	Helios Technologies Inc.	22,034	1,516
*	Aerojet Rocketdyne Holdings Inc.	25,024	1,093
	Lindsay Corp.	6,673	1,027
*	Janus International Group Inc.	92,812	944
*	Energy Recovery Inc.	37,895	842
	Kadant Inc.	3,828	780
	Graco Inc.	11,522	774
*	Franklin Covey Co.	14,149	740
*	Virgin Galactic Holdings Inc.	85,246	634
	Brady Corp. Class A	12,906	618
	Griffon Corp.	20,476	615
	Argan Inc.	15,021	558
*	Hireright Holdings Corp.	36,992	550
			4,041,607
Information Technology (19.3%)
*	Five9 Inc.	1,657,086	179,164

		Shares	Market Value ($000)
	Power Integrations Inc.	1,382,081	117,491
*	First Solar Inc.	1,111,819	110,259
*	New Relic Inc.	1,772,144	107,516
*	ON Semiconductor Corp.	1,538,531	102,743
*	Tower Semiconductor Ltd.	2,010,978	96,245
*	Guidewire Software Inc.	1,188,120	92,341
	Monolithic Power Systems Inc.	192,599	89,505
*	GoDaddy Inc. Class A	1,193,927	88,565
*	Viavi Solutions Inc.	5,696,441	84,307
*	Cadence Design Systems Inc.	445,356	82,872
*	Silicon Laboratories Inc.	551,413	81,322
*	Manhattan Associates Inc.	554,805	78,044
*	Jamf Holding Corp.	3,060,414	74,796
*	Cirrus Logic Inc.	867,861	74,167
*,1	Informatica Inc. Class A	3,234,333	74,066
*	Dynatrace Inc.	1,841,637	69,301
	Concentrix Corp.	514,142	68,772
*	Avalara Inc.	748,651	65,447
*	Varonis Systems Inc. Class B	2,486,392	63,229
*	Trimble Inc.	847,677	58,854
*	Momentive Global Inc.	6,569,498	56,826
*	Teledyne Technologies Inc.	132,410	51,825
*	Zendesk Inc.	646,908	48,790
*,1	GLOBALFOUNDRIES Inc.	922,943	47,513
*	Smartsheet Inc. Class A	1,518,839	45,656
*	Onto Innovation Inc.	539,899	44,947
	Maximus Inc.	630,466	42,147
*	PTC Inc.	340,366	41,994
*	HubSpot Inc.	134,569	41,447
*	Palo Alto Networks Inc.	81,654	40,753
*	Semtech Corp.	624,405	38,919
*	Enphase Energy Inc.	136,400	38,762
*	Fortinet Inc.	632,470	37,727
*	WEX Inc.	224,693	37,346
*	Envestnet Inc.	618,898	36,063
*	Tyler Technologies Inc.	85,764	34,220
*,1	Paycor HCM Inc.	1,253,757	33,463
*	Fair Isaac Corp.	69,796	32,248
*	Globant SA	159,244	31,728
*	Black Knight Inc.	475,572	31,236
*	Euronet Worldwide Inc.	317,061	31,158
*	N-Able Inc.	3,121,497	30,653
*	Box Inc. Class A	1,063,844	30,256
*	CyberArk Software Ltd.	224,703	29,241
*	Lattice Semiconductor Corp.	466,390	28,683
	Microchip Technology Inc.	402,808	27,737
	Jabil Inc.	453,425	26,906
*	Procore Technologies Inc.	505,100	26,114
*	Dropbox Inc. Class A	1,110,378	25,250
	National Instruments Corp.	652,976	24,813
*	Aspen Technology Inc.	117,709	24,023
*	8x8 Inc.	4,851,070	23,722
*	Everbridge Inc.	942,566	23,696
*	Ciena Corp.	458,743	23,671
*	Wix.com Ltd.	397,584	23,589
	Cognex Corp.	440,031	22,433
*	RingCentral Inc. Class A	439,685	21,760
*	Qualys Inc.	174,109	21,297

		Shares	Market Value ($000)
*	Rapid7 Inc.	314,117	20,094
*	Monday.com Ltd.	195,043	20,037
*	Allegro MicroSystems Inc.	783,984	19,466
*	CommScope Holding Co. Inc.	2,146,818	19,386
*	SentinelOne Inc. Class A	779,800	19,378
*	ANSYS Inc.	69,172	19,298
*	Q2 Holdings Inc.	437,156	19,191
*	Extreme Networks Inc.	1,458,576	19,078
*	Mandiant Inc.	834,271	19,005
*	Elastic NV	230,902	18,447
*	Consensus Cloud Solutions Inc.	314,188	16,976
*	Nutanix Inc. Class A	1,098,851	16,626
*	KnowBe4 Inc. Class A	1,155,096	16,506
*	Toast Inc. Class A	1,018,038	16,268
*	Pure Storage Inc. Class A	558,385	15,830
*	DocuSign Inc. Class A	246,848	15,793
*	Axcelis Technologies Inc.	221,954	15,610
	A10 Networks Inc.	1,025,473	15,290
*	Ambarella Inc.	174,828	15,131
*	Okta Inc.	153,068	15,070
*	Tenable Holdings Inc.	384,440	14,859
*	Clear Secure Inc. Class A	578,300	14,643
*,1	Freshworks Inc. Class A	1,106,800	14,510
*	Sumo Logic Inc.	2,107,520	14,268
*	Twilio Inc. Class A	165,814	14,061
	TTEC Holdings Inc.	182,282	13,338
*	CommVault Systems Inc.	233,057	13,072
*	Teradata Corp.	339,463	12,998
*	MaxLinear Inc.	318,206	12,859
*	PROS Holdings Inc.	509,666	12,421
*	Paylocity Holding Corp.	58,702	12,088
*	Diodes Inc.	142,496	11,595
	CDW Corp.	63,762	11,575
	CSG Systems International Inc.	164,794	10,753
*	Domo Inc. Class B	356,124	9,975
*	Atlassian Corp. plc Class A	47,201	9,880
*	Alarm.com Holdings Inc.	125,353	8,871
*	Coupa Software Inc.	126,409	8,270
	Amkor Technology Inc.	409,906	8,268
*	EPAM Systems Inc.	23,149	8,085
	Pegasystems Inc.	188,911	7,585
*	SMART Global Holdings Inc.	350,636	6,879
*	Agilysys Inc.	137,951	6,663
	Kulicke & Soffa Industries Inc.	138,189	6,650
*	Perficient Inc.	60,211	6,353
*	Super Micro Computer Inc.	107,419	5,802
*	Sprout Social Inc. Class A	104,486	5,444
*	ExlService Holdings Inc.	31,292	5,269
*	ChannelAdvisor Corp.	353,884	5,216
*	Fabrinet	52,652	5,058
*	Yext Inc.	1,077,443	4,719
	Entegris Inc.	42,735	4,697
*	MACOM Technology Solutions Holdings Inc. Class H	75,523	4,376
	Hackett Group Inc.	198,772	4,168
*	ePlus Inc.	73,114	4,063
*	Arrow Electronics Inc.	31,262	4,007
*	Unisys Corp.	289,663	3,974
*	Ultra Clean Holdings Inc.	116,877	3,927

		Shares	Market Value ($000)
*	eGain Corp.	440,680	3,904
*	LivePerson Inc.	266,348	3,633
*	International Money Express Inc.	134,153	3,225
*	Brightcove Inc.	524,919	3,123
*	AvidXchange Holdings Inc.	430,600	3,109
*	Eastman Kodak Co.	533,785	2,941
	Bentley Systems Inc. Class B	71,576	2,834
*	Upland Software Inc.	233,415	2,642
*	Sitime Corp.	12,939	2,406
*	Payoneer Global Inc.	416,625	2,225
	Jack Henry & Associates Inc.	9,927	2,063
*	ACI Worldwide Inc.	71,312	2,034
	Vontier Corp.	72,143	1,861
	Vishay Intertechnology Inc.	83,285	1,721
*	Workiva Inc. Class A	25,909	1,697
*	Cambium Networks Corp.	89,119	1,680
*	Alpha & Omega Semiconductor Ltd.	33,823	1,421
*	Digital Turbine Inc.	70,633	1,418
*	Zuora Inc. Class A	165,042	1,404
*	Arlo Technologies Inc.	176,325	1,240
*	Diebold Nixdorf Inc.	379,539	1,226
*	FormFactor Inc.	31,333	1,114
	Adtran Holdings Inc.	40,396	973
*	OSI Systems Inc.	7,962	770
	CTS Corp.	15,406	627
*	Cohu Inc.	21,868	625
*	Veritone Inc.	83,752	589
*	C3.ai Inc. Class A	31,316	576
*	Insight Enterprises Inc.	5,855	547
*	Couchbase Inc.	32,929	501
			3,875,466
Materials (3.0%)
	Graphic Packaging Holding Co.	5,405,708	120,277
	Cabot Corp.	1,132,512	84,100
	Louisiana-Pacific Corp.	1,281,063	81,514
	Methanex Corp.	1,946,800	72,421
*	Summit Materials Inc. Class A	1,830,961	50,370
	Ashland Global Holdings Inc.	474,900	47,713
	Balchem Corp.	210,593	28,590
	Olin Corp.	279,990	14,635
	Chemours Co.	401,690	14,296
	Steel Dynamics Inc.	163,836	12,759
	Warrior Met Coal Inc.	394,807	12,606
*	O-I Glass Inc.	520,515	7,657
	Sensient Technologies Corp.	85,307	7,335
	Westlake Corp.	65,561	6,382
	Alpha Metallurgical Resources Inc.	40,839	5,585
	Eagle Materials Inc.	38,473	4,865
*	Livent Corp.	193,790	4,823
	Sealed Air Corp.	67,207	4,108
*	Constellium SE Class A	268,945	3,935
	AdvanSix Inc.	89,488	3,516
	Avery Dennison Corp.	15,281	2,910
	American Vanguard Corp.	99,955	2,340
	Schnitzer Steel Industries Inc. Class A	61,147	2,174
*	Century Aluminum Co.	241,265	1,904
	Innospec Inc.	18,457	1,883
	Greif Inc. Class A	24,713	1,745

		Shares	Market Value ($000)
	Orion Engineered Carbons SA	95,525	1,652
*	Ingevity Corp.	21,876	1,468
	Crown Holdings Inc.	14,209	1,445
	Ramaco Resources Inc.	99,897	1,173
	Kronos Worldwide Inc.	39,611	696
			606,877
Other (0.8%)
[3]	Vanguard Small-Cap ETF	809,823	157,745
Real Estate (3.0%)
[1]	Phillips Edison & Co. Inc.	2,889,655	98,364
	Essential Properties Realty Trust Inc.	3,363,264	81,122
	Rexford Industrial Realty Inc.	1,234,521	80,750
	Life Storage Inc.	618,098	77,812
	Douglas Emmett Inc.	2,861,845	67,654
	Pebblebrook Hotel Trust	2,663,816	52,104
	Americold Realty Trust Inc.	1,070,900	35,072
*	Xenia Hotels & Resorts Inc.	1,932,363	31,729
	National Storage Affiliates Trust	310,937	17,052
	Outfront Media Inc.	780,642	14,411
	EastGroup Properties Inc.	79,832	13,615
	Camden Property Trust	77,711	10,965
	Equity LifeStyle Properties Inc.	96,584	7,101
	NexPoint Residential Trust Inc.	63,741	4,241
	Necessity Retail REIT Inc.	486,579	3,790
	Alexander's Inc.	9,841	2,396
	RMR Group Inc. Class A	75,418	2,180
	Lamar Advertising Co. Class A	17,994	1,819
	Douglas Elliman Inc.	254,240	1,525
	Gladstone Commercial Corp.	71,786	1,504
*	Redfin Corp.	97,708	850
	Iron Mountain Inc.	17,221	835
	UMH Properties Inc.	30,350	647
	St. Joe Co.	11,103	467
			608,005
Utilities (1.1%)
	Atlantica Sustainable Infrastructure plc	2,523,495	89,988
	Portland General Electric Co.	1,603,821	82,340
	Vistra Corp.	591,821	15,299
	NRG Energy Inc.	253,526	9,571
	National Fuel Gas Co.	83,399	6,033
	Brookfield Infrastructure Corp. Class A (XTSE)	121,121	5,548
	Otter Tail Corp.	45,140	3,172
	MGE Energy Inc.	16,382	1,333
	Chesapeake Utilities Corp.	6,819	935
	New Jersey Resources Corp.	16,845	778
			214,997
Total Common Stocks (Cost $16,836,089)			19,321,060
Preferred Stock (0.0%)
[1,4]	Meta Material Inc. Preference Shares 0.00% (Cost $267)	181,756	251
Temporary Cash Investments (4.0%)
Money Market Fund (3.5%)
[5,6]	Vanguard Market Liquidity Fund, 1.903%	7,119,556	711,671

	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (0.5%)
Deutsche Bank Securities, Inc. 2.250%, 8/1/22 (Dated 7/29/22, Repurchase Value $96,318,000, collateralized by Fannie Mae 3.500%–5.000%, 7/1/49–7/1/52, with a value of $98,226,000)	96,300	96,300
Total Temporary Cash Investments (Cost $808,028)		807,971
Total Investments (100.3%) (Cost $17,644,384)		20,129,282
Other Assets and Liabilities—Net (-0.3%)		(69,938)
Net Assets (100%)		20,059,344
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $96,745,000.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Perpetual security with no stated maturity date.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $100,364,000 was received for securities on loan, of which $100,094,000 is held in Vanguard Market Liquidity Fund and $270,000 is held in cash.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2022	4,463	420,705	18,710
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	19,321,060	—	—	19,321,060
Preferred Stock	251	—	—	251
Temporary Cash Investments	711,671	96,300	—	807,971
Total	20,032,982	96,300	—	20,129,282
Derivative Financial Instruments
Assets
Futures Contracts[1]	18,710	—	—	18,710
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
F.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2022 Market Value ($000)
Enerpac Tool Group Corp. Class A	65,557	2,164	—	—	(1,747)	—	—	65,974
Houghton Mifflin Harcourt Co.	90,571	684	134,703	78,350	(34,902)	—	—	—
Momentive Global Inc.	210,733	21,839	69,398	(6,429)	(99,919)	—	—	NA1
Vanguard Market Liquidity Fund	627,469	NA2	NA2	(119)	(153)	2,199	15	711,671
Vanguard Small-Cap ETF	315,115	182,196	289,488	(16,606)	(33,472)	2,609	—	157,745
Total	1,309,445	206,883	493,589	55,196	(170,193)	4,808	15	935,390
1	Not applicable—at July 31, 2022, the security was still held, but the issuer was no longer an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.